Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 126,381
2024
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	126,381
2024 | Underground Development | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	40,000
2024 | Mobile Equipment | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	11,000
2024 | Mobile Equipment | Fekola Regional
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,000
2024 | Mobile Equipment | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2024 | Solar Plant Expansion | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	9,000
2024 | Plant and Powerhouse Maintenance | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,000
2024 | Mobile Equipment Rebuilds | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2024 | Tailing Storage Facility | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2024 | Other Projects | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2024 | Construction Activities | Goose Project
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 51,000